NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT Investor Destinations Conservative Fund

Supplement dated October 29, 2026
to the Prospectus dated April 30, 2026

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, all references to, and information regarding, Keith P. Robinette, CFA in the Prospectus are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE